Prepaid Expenses and Other	12 Months Ended
Jan. 31, 2026
Prepaid Expenses and Other
Prepaid Expenses and Other	Note 7 – Prepaid Expenses and Other

	January 31,	January 31,
	2026	2025
Prepaid expenses	24,453	18,457
Equity derivative contracts (Note 4)	9,763	26,372
Inventory	101	715
	34,317	45,544